Share-based payments - Deferred share unit plan (Details) - shares	Sep. 30, 2024	Sep. 30, 2023
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding DSUs (in shares)	110,412	122,969